STATEMENTS OF CHANGES IN EQUITY - DKK (kr) kr in Millions	Issued capital [member]	Share premium [Member]	Translation reserves	Retained Earnings [Member]	Total
Balance at beginning of period at Dec. 31, 2020	kr 66	kr 11,894	kr 54	kr 7,107	kr 19,121
Net profit				1,402	1,402
Other comprehensive income			28		28
Total comprehensive income			28	1,402	1,430
Transactions with owners:
Exercise of warrants		46			46
Purchase of treasury shares				(447)	(447)
Share-based compensation expenses				142	142
Net settlement of RSUs				(40)	(40)
Balance at end of period at Jun. 30, 2021	66	11,940	82	8,164	20,252
Balance at beginning of period at Dec. 31, 2021	66	12,029	81	10,020	22,196
Net profit				2,356	2,356
Other comprehensive income			29		29
Total comprehensive income			29	2,356	2,385
Transactions with owners:
Exercise of warrants		34			34
Purchase of treasury shares				(270)	(270)
Share-based compensation expenses				208	208
Net settlement of RSUs				(71)	(71)
Balance at end of period at Jun. 30, 2022	kr 66	kr 12,063	kr 110	kr 12,243	kr 24,482